FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Schedule of Contractual Maturity Analysis of Financial Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Capital notes and accrued interest due to Aspire Group	$ 22,419	$ 22,419
Loans due to WH	13,177	12,920
Lease liabilities	1,651	1,455
Trade and other payables	4,910	1,855
Total	44,012	42,031
In 3 months [Member]
Disclosure of financial liabilities [line items]
Trade and other payables	4,910	1,855
Total	4,910	1,855
Between 3 months and 1 year [Member]
Disclosure of financial liabilities [line items]
Loans due to WH	2,022	12,920
Lease liabilities	1,651	1,455
Total	3,673	14,375
More than 1 year [Member]
Disclosure of financial liabilities [line items]
Capital notes and accrued interest due to Aspire Group	22,419	22,419
Loans due to WH	11,155
Lease liabilities	1,855	3,382
Total	$ 35,429	$ 25,801